UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00967

WhiteHorse Finance, Inc.

(Name of Registrant)

1450 Brickell Avenue, 31st Floor

Miami, FL 33131

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of WhiteHorse Finance, Inc. (the “Company”) to be redeemed:

6.50% Senior Notes due 2020 (CUSIP: 96524V 205) (the “Notes”)

(2)	Date on which the securities are to be redeemed: August 9, 2018

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to Article Ten of the Company’s indenture governing the Notes, dated as of July 23, 2013 (the “Indenture”), between the Company and American Stock Transfer & Trust Company, LLC.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100 % of the outstanding Notes ($30,000,000 aggregate principal amount) pursuant to the terms of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 10th day of July 2018.

WHITEHORSE FINANCE, INC.

By:	/s/ Edward J. Giordano
	Name:	Edward J. Giordano
	Title:	Interim Chief Financial Officer